CONDENSED STATEMENT OF CASH FLOWS (Q1) - USD ($)	3 Months Ended			6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ 1,517,138	$ (429,155)	$ (429,155)	$ (8,247,187)
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liability	(5,068,000)	(181,000)		7,240,000
Interest earned on investments held in Trust Account	(37,387)			(53,249)
Changes in operating assets and liabilities:
Prepaid expenses	(13,409)			(273,852)
Accrued expenses	3,157,889			298,328
Net cash used in operating activities	(443,769)	(24,003)		(455,960)
Cash Flows from Financing Activities:
Payment of offering costs	(17,000)			(677,806)
Net cash provided by (used in) financing activities	(17,000)			231,743,194
Net Change in Cash	(460,769)			1,287,234
Cash - Beginning of period	1,287,234	$ 0		0
Cash - End of period	826,465			1,287,234	$ 1,287,234
Class A Common Stock [Member]
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on investments held in Trust Account	(37,387)				$ (53,249)
Non-Cash financing activities:
Change in value of common stock subject to possible redemption	$ 1,517,140			$ (7,665,370)